CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Product sales	$ 25,191,017	$ 22,452,724	$ 26,144,084
Services	9,610,518	10,235,360	8,626,208
Total revenues	34,801,535	32,688,084	34,770,292
Cost of revenues:
Product cost of revenues	13,024,156	11,675,233	11,968,222
Services cost of revenues	5,695,746	5,750,733	5,027,095
Total cost of revenues	18,719,902	17,425,966	16,995,317
Gross profit	16,081,633	15,262,118	17,774,975
Operating expenses:
Selling, general and administrative	19,995,463	23,083,278	26,797,107
Engineering and product development	1,343,356	1,137,725	1,073,215
Total operating expenses	21,338,819	24,221,003	27,870,322
Operating loss from continuing operations	(5,257,186)	(8,958,885)	(10,095,347)
Other income (loss):
Interest expense, net	(3,268,905)	(2,370,676)	(1,032,597)
Change in fair value of warrants (see Note 1)	(197,098)	808,786	0
Loss from continuing operations	(8,723,189)	(10,520,775)	(11,127,944)
Discontinued operations:
Income from discontinued operations, net of tax	0	0	285,712
Loss on sale of discontinued operations	0	0	(448,675)
Net loss	$ (8,723,189)	$ (10,520,775)	$ (11,290,907)
Basic and diluted net loss per share (Note 1):
Continuing operations (in dollars per share)	$ (3.37)	$ (6.42)	$ (7.41)
Discontinued operations (in dollars per share)	$ 0.00	$ 0.00	$ (0.11)
Basic and diluted net loss per share (in dollars per share)	$ (3.37)	$ (6.42)	$ (7.52)
Shares used in computing basic and diluted net loss per share (Note 1)	2,589,519	1,640,006	1,500,767